SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
SELECTED STATEMENTS OF PROFIT OR LOSS DATA [Text Block]

NOTE 19:- SELECTED STATEMENTS OF PROFIT OR LOSS DATA

	Year ended December 31,
	2020	2019

Salaries and related expenses	$6,897	$3,867
Depreciation and amortization	$930	$601

Geographical information:

Revenues by geographical area based on the location of the customers, are as follows:

	Year ended December 31,
	2020	2019

Israel	$13,826	$8,420
Germany	2,064	654

Total	$15,890	$9,074

The carrying amounts of non-current assets (property, plant and equipment, goodwill, intangible assets and right-of-use asset, net) in the country of the company and its subsidiaries, based on the location of the assets are as follows:

	Year ended December 31,
	2020	2019

Israel	$4,742	$3,263
Germany	3,121	2,339

Total	$7,863	$5,602